BORROWINGS - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	May 31, 2022	Feb. 28, 2022	May 31, 2020	Apr. 30, 2020	Nov. 30, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,324,848	$ 1,498,166
Less: Current portion of long-term debt	(200,822)	(271,096)
Total non-current borrowings, net	1,075,805	1,169,233
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(41,123)	(48,256)
Original issue discounts
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (7,098)	$ (9,581)
Credit Facility
Disclosure of detailed information about borrowings [line items]
Interest rate	8.66%	7.42%
Borrowings	$ 159,000	$ 56,000
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	500.00%							5.00%
Borrowings	$ 100,898	125,864
ABS II Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	525.00%						5.25%
Borrowings	$ 125,922	147,458
ABS III Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	487.50%				4.875%
Borrowings	$ 274,710	319,856
ABS IV Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	495.00%				4.95%
Borrowings	$ 99,951	130,144
ABS V Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	578.00%			5.78%
Borrowings	$ 290,913	378,796
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	750.00%		7.50%
Borrowings	$ 159,357	212,446
Term Loan I
Disclosure of detailed information about borrowings [line items]
Interest rate	650.00%					6.50%
Borrowings	$ 106,470	120,518
Miscellaneous Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,627	$ 7,084